Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease ROU assets	$ 802,900	$ 873,800	$ 1,132,700
Total ROU Liabilities	775,600	841,700	1,115,500
Property and equipment, at cost		1,411,100	983,400
Accumulated depreciation		140,400	250,500
Property and equipment, net		1,270,700	732,900
Total Finance lease liabilities	$ 898,100	$ 999,400	$ 520,700